IDS Strategy
                                                       Aggressive
                                                             Fund
                                               1999 ANNUAL REPORT
                                            (prospectus enclosed)

The goal of IDS Strategy Aggressive Fund, a part of IDS Strategy Fund, Inc., is long-term growth of capital. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

                                                      AMERICAN
                                                         EXPRESS
                                                            Financial
Distributed by American Express Financial Advisors Inc.     Advisors

Corporate Climbers

All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.

IDS STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

Table of Contents


1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                22
Federal Income Tax Information           35


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Personalized Shareholder
   Information                        25p
About the Company                     26p
Quick Telephone Reference             28p
Financial Highlights                  29p

(This annual report is not part of the prospectus.)        ANNUAL REPORT -- 1999

From the Chairman

(photo of) Arne H. Carlson
Chairman of the Board

It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.

(signature of) Arne H. Carlson
Arne H. Carlson

From the Portfolio Manager

(photo of) Louis Giglio
Portfolio Manager

IDS Strategy Aggressive Fund mounted a strong comeback during the second half of the fiscal year to ultimately register positive results for the April 1998 through March 1999 period. For the 12 months, the Fund's Class A shares produced a total return of 4.68%. (A portion of the return came in the form of a capital gain that was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

IDS STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

Thanks to a favorable investment environment, the stock market, though quite volatile, made its way to higher ground by the middle of last summer. It was then that a second bout of the "Asian flu" (the financial crisis that ran through Southeast Asia in the fall of 1997) hit, this time in Russia and Latin America. Already fearful that profits of U.S. companies would decline as a result of reduced exports to Asia, investors took this latest outbreak a sure sell signal. As a result, the Dow Jones Industrial Average fell by nearly 20% from mid-July to early October.

But, with the remarkable resilience that has been its hallmark, the market soon got on its feet and began to regain the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, stocks not only recouped their losses by autumn's end but went on to reach an all-time high in late March.

TECHNOLOGY IS BIGGEST EXPOSURE
Consistent with the pattern of recent years, stocks of the very largest companies ("large-caps") most often led the market's resurgence. That worked to the disadvantage of this Fund, which concentrates on small- and mid-cap stocks.

The biggest contributors to the Fund's gain were technology-related stocks, which because of additional investments and price run-ups among several holdings, accounted for more than

50% of the portfolio at times. Most of the rest of the investments were spread among consumer, especially health care, and financial services stocks.

As for changes to the portfolio, I sold some telecommunications equipment and financial services stocks that appeared especially vulnerable to weakness in foreign economies. I also eliminated holdings among oil-services stocks, which struggled in the wake of falling oil prices for most of the 12 months. One benefit of those sales was that they greatly reduced a capital gain that had built up in the Fund and would have resulted in a larger taxable distribution to shareholders at the end of 1998.

At period-end, there were about 90 stocks in the portfolio (compared with about 100 a year earlier), which reflects my view that a more concentrated portfolio has better potential for gain. The mix of the holdings is largely unchanged, though; the largest exposure is to the technology and health care sectors, which continue to offer the best earnings-growth potential, followed by financial services.

(signature of) Louis Giglio
Louis Giglio

(This annual report is not part of the prospectus.)        ANNUAL REPORT -- 1999

Fund Facts

===================================================================================================
 Class A -- 12-month performance
(All figures per share)
Net asset value (NAV)
March 31, 1999                                                                   $22.88
March 31, 1998                                                                   $22.12
Increase                                                                         $ 0.76

Distributions -- April 1, 1998 - March 31, 1999
From income                                                                      $   --
From capital gains                                                               $ 0.26
Total distribution                                                               $ 0.26
Total return*                                                                     +4.68%**

===================================================================================================
 Class B -- 12-month performance

(All figures per share)

Net asset value (NAV)
March 31, 1999                                                                   $22.05
March 31, 1998                                                                   $21.48
Increase                                                                         $ 0.57

Distributions -- April 1, 1998 - March 31, 1999
From income                                                                      $   --
From capital gains                                                               $ 0.26
Total distribution                                                               $ 0.26
Total return*                                                                     +3.88%**

===================================================================================================
 Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                                   $23.00
March 31, 1998                                                                   $22.22
Increase                                                                         $ 0.78

Distributions -- April 1, 1998 - March 31, 1999
From income                                                                      $   --
From capital gains                                                               $ 0.26
Total distribution                                                               $ 0.26
Total return*                                                                     +4.74%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

IDS STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

The 10 Largest Holdings

===================================================================================================
                                                  Percent                     Value
                                              (of net assets)        (as of March 31, 1999)
===================================================================================================
 Cisco Systems                                      6.48%                 $91,629,857
 Univision Communications Cl A                      3.00                   42,499,999
 Knight/Trimark Group Cl A                          2.84                   40,200,000
 Network Associates                                 2.60                   36,824,999
 America Online                                     2.48                   35,039,999
 Sterling Commerce                                  2.39                   33,824,999
 McKesson HBOC                                      2.33                   32,999,999
 VeriSign                                           2.29                   32,339,999
 Tyco Intl                                          2.03                   28,699,999
 Outdoor Systems                                    1.91                   26,999,999

For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.



                           The 10 holdings listed here

(Pie Graph)
                           make up 28.35% of net assets


(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1999

Making the Most of the Fund

Build your assets systematically
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                          How dollar-cost averaging works

                                     Accumulated      Average    Your average
                                       shares*     market price  cost per share
                                                    per share

      Jan  Feb  Mar  Apr  May  Jun

                                $20
                          $18

                      $16
$15                                     42.25          $15           $14.20
                $14
            $12
$10   $10

$5


$15

$10  $10
          $8             $8   $10        85.0          $7.66          $7.05
$5             $5   $5


$15

$10  $10
          $8
                              $7        103.5          $6.50          $5.80
               $6
$5
                    $4   $4


                   $100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS STRATEGY AGGRESSIVE FUND (This annual report is not part of the prospectus.)

                        The Fund's Long-term Performance

How $10,000 has grown in IDS Strategy Aggressive Fund


$60,000



$50,000



$40,000                                         S&P 500               $39,781
                                                Stock Index      IDS Strategy
                                                              Aggressive Fund
                                                                      Class B
$30,000



                                   Russell Midcap
$20,000                              Growth Index



$10,000


'89    '90    '91    '92    '93     '94     '95     '96     '97     '98     '99

===================================================================================================
 Average annual total return (as of March 31, 1999)
                        1 year   Since inception (A &Y)    5 years        10 years (B)
===================================================================================================
 Class A                -0.55%           +18.90%*               --%                --%
===================================================================================================
 Class B                -0.12%               --%            +16.36%            +14.81%
===================================================================================================
 Class Y                +4.74%           +20.54%*               --%                --%

* Inception date was March 20, 1995.

Assumes: Holding period from 4/1/89 to 3/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $17,689. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Russell Midcap Growth Index. Sales charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Russell Midcap Growth Index, an unmanaged list of common stocks, measures the performance of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the total market capitalization of the Russell 1000 Index.

(This annual report is not part of the prospectus         ANNUAL REPORT -- 1999

The financial statements contained in Post-Effective Amendment #34 to Registration Statement No. 2-89288 filed on or about May 26, 1999, are incorporated herein by reference.

Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Strategy Aggressive Fund

Fiscal year ended March 31, 1999

Class A

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                           $0.25816

The long-term capital gains distribution is divided into two rate categories:
28% -- $0.10670 and 20% -- $0.15146.

Class B

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                           $0.25816

The long-term capital gains distribution is divided into two rate categories:
28% -- $0.10670 and 20% -- $0.15146.

Class Y

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                          $0.25816

The long-term capital gains distribution is divided into two rate categories:
28% -- $0.10670 and 20% -- $0.15146.



See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1999

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                                   AMERICAN
                                     EXPRESS
                                        Financial
                                        Advisors
IDS Strategy Aggressive Fund
        IDS Tower 10
Minneapolis, MN 55440-0010

                                                                 S-6381 G (5/99)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.